Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lipper Large Cap Value Fund Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.05%	13.08%	11.92%
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	8.65%	8.33%
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.38%	6.82%	6.45%
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.61%	6.65%	6.36%
THE GABELLI DIVIDEND GROWTH FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	10.74%	7.37%	7.70%
THE GABELLI DIVIDEND GROWTH FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	15.67%	7.84%	7.53%
THE GABELLI DIVIDEND GROWTH FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	18.75%	9.75%	9.37%